UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St.  Omaha, NE    68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 S. 147th St.  Omaha, NE    68137

               (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

6/30

Date of reporting period:   12/31/2010

Item 1.  Reports to Stockholders.

December 31, 2010

Altegris Managed Futures Strategy Fund

Distributed by Northern Lights Distributors, LLC | Member FINRA

Semi-Annual Report

Class A (MFTAX)
Class C (MFTCX)
Class I (MFTIX)

ADVISED BY
Altegris Advisors, LLC
1200 Prospect Street
Suite 550
La Jolla, CA 92037

SUB-ADVISED BY
Rodney Square Management Corporation
1100 North Market Street
Wilmington, DE 19890

877.772.5838

www.altegrismutualfunds.com

ALTEGRIS MANAGED FUTURES STRATEGY FUND
Semi-Annual Shareholder Letter (for the period ended December 31, 2010)

FUND STRATEGY AND PERFORMANCE

The Altegris Managed Futures Strategy Fund (“the Fund”) is designed to capture returns related to trends in the futures markets by investing in securities whose returns are derived from managed futures strategies.  The Fund utilizes investment adviser asset allocation and investment manager selection skills to allocate between two primary managed futures sub-strategies – trend following and specialized. A proxy for the performance of the managed futures asset class category is the Altegris 40 Index SM.  The Altegris 40 Index  tracks the asset-weighted monthly performance of the 40 largest managed futures managers who report to the Altegris database.  Trend following strategies typically represent approximately 75% of the Index performance.

The Fund’s managed futures allocation may vary between 60-100% for trend following and 0-40% for specialized sub-strategies. Capital not allocated to managed futures is invested in a fixed income strategy managed by the sub-adviser, Rodney Square Management Corporation, a Wilmington Trust Company.

The Fund’s inception date was August 26, 2010 with an initial NAV of $10.00.  From inception through year end, the Fund’s Class A share class (MFTAX) was up 4.95% (inclusive of distributions) with a final year end NAV of $10.46.  The Fund’s Class I (institutional) share class (MFTIX) was up 5.09% (inclusive of distributions) with a final year-end NAV of $10.47. By comparison, the Altegris 40 Index was up 6.40% from September 1 2010 through December 31, 2010.

From September 1 (initial managed futures manager funding) through September 26, 2010, performance for the Fund was entirely derived from a single manager allocation as the Fund was in its nascent investment stage. As additional capital accumulated, the Fund’s allocation grew to five managers in total as of October 1st, 2010.  Managed futures managers typically require time to fully allocate capital across futures contracts; generally the more capital a manager has to trade, the greater likelihood that a fully allocated account can be achieved in a timely manner. Given the small initial single-manager allocation, returns were modestly positive for the majority of September.  Additional allocations in October provided positive contributions as returns were garnered from strong upward price trends, notably in commodity futures. However, due to the Fund’s progressive exposure to managed futures during this ramp up period, the September and October monthly returns of 0.3% and 2.3% respectively, underperformed the Altegris 40 Index returns of 1.8% and 3.9%.  The Fund’s fully invested portfolio delivered returns of -2.8% and 5.3% in November and December respectively, compared to -3.5% and 4.3% for the Altegris 40 Index.

Figure 1.
Managed Futures Securities Exposure1
As of December 31, 2010

HOLDINGS[2]	MANAGER & PROGRAM	SUB-STRATEGY	ALLOCATION[3]
WNTN CLASS	Winton Capital Management – Diversified Trading Program	Trend Following	25%
ALTIS CLASS	Altis Partners (Jersey) Limited - Global Futures Portfolio	Trend Following	20%
WELTON CLASS	Welton Investment Corporation - Global Directional Portfolio	Trend Following	20%
ABRAHAM CLASS	Abraham Trading Company - Diversified Program	Trend Following	20%
QIM CLASS	Quantitative Investment Management - Global Program	Specialized	15%

The portfolio holdings, investment strategies, and allocation are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. The holdings do not include money market and fixed income instruments. Portfolio holdings are subject to change and should not be considered investment advice. The Fund also holds fixed income securities, cash, and cash equivalents which are excluded from the allocation of net assets shown above.

MARKET COMMENTARY AND MANAGER RETURN DRIVERS

For nearly two years, futures markets reacted to the tug of war between inflation (due to accommodative monetary stimulus) and the fact that clear deflationary pressures still exist (high unemployment in US, European sovereign debt risk). For most of the fourth quarter, it appeared that the macro environment was shifting, with a resumption of global growth and global asset reflation viewed as the most likely outcome.

As a result, positive returns for the Fund during Q4 2010 were largely derived from inflationary forces, including rallies in gold, commodity and stock index futures. This was most evident in October.  With QE2’s (a second round of quantitative easing by the US Federal Reserve) announcement imminent, markets in October experienced broad based rallies. Optimism over a global economic recovery shifted capital to riskier assets, and notably away from government bonds. The long-standing fixed income rally gave way as bullish investors piled into commodities and stocks. As a result, the Fund’s allocation to trends in stock indices, soft commodities (cocoa, coffee, cotton, orange juice and sugar), precious metals and grains led to gains. During October, the Fund gained 2.3% as all five managed futures managers in the portfolio contributed positively.

While rallies in futures extended from October through year-end, there was some market volatility along the way. In November, futures markets were mixed as global investors digested negative news that countered the growing bullish consensus. Ireland’s debt woes fueled concerns over European sovereign debt risk.  Perhaps more significantly, China’s higher-than-expected October inflation figures and subsequent government policies cooled the commodity futures’ rally mid-November, leading to a reversal in many futures markets. Last but not least, escalating tensions and outright hostility between North and South Korea led to increased fear and risk aversion. These factors, as well as others, created an atmosphere of disquiet and hence choppy price action over the second half of November. The Fund’s Altis Class allocation was the greatest single manager detractor, with losses in both interest rate and currency futures.  As a result, the Fund returned -2.8%.

In December, volatility was to the upside as the bullish trends resumed. Futures markets drifted higher and higher, erasing November losses.  The Fund’s allocation to the Abraham Class proved particularly lucrative, leading to significant gains in currencies and grains.  As a whole, managed futures were up substantially on the month, with the Fund returning 5.3% for Class A and 5.4% for Class I.

Compared to one year ago, the potential for inflation is stronger, deflationary forces are weaker, and fundamental (supply and demand) influences in the commodity markets are pushing futures markets to higher.   Therefore, a continuation of recent trends in markets sensitive to global growth is expected. Regardless of economic outcomes, we are confident that markets will develop trends over time and provide opportunities for the Fund to participate in.

Thank you for the trust you have placed in us. We value your investment in the Fund and will continue to work diligently to provide an investment that has potential to intelligently diversify investor portfolios.

ALTEGRIS MANAGED FUTURES STRATEGY FUND PERFORMANCE OVERVIEW

Figure 2.
Class A Performance
August 26, 2010 – December 31, 2010

	Q4 2010	YTD	Annualized Return		Since Inception (08/26/10)
			1-Year	3-Year
Class A (NAV)	4.64%	NA	NA	NA	4.95%
Class A (max load)*	-1.36%	NA	NA	NA	-1.08%
Class I (NAV)	4.77%	NA	NA	NA	5.09%
BofA Merrill Lynch 3 Month T-Bill Index	0.04%	NA	NA	NA	0.04%

Performance shown is for Class A shares. The Fund also offers Class I shares that have different sales charges and expense levels, which may affect performance. Performance of Class A does not reflect the deduction of the sales charge. Inclusion of the sales charge would reduce the performance quoted. PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.

Figure 3.
Fund Allocation
As of December 31, 2010

Allocation and Position Transparency reflect aggregate of margin used in futures contracts and sectors held within managed futures securities and do not include fixed income securities, cash, or cash equivalents. Sector allocations and positions held may vary depending on market conditions and may not be representative of the Fund’s current or future allocations. Portfolio positions are subject to change and should not be considered investment advice.

Figure 4.
Fund Performance by Sector
Quarter ending December 31, 2010

Allocation and Position Transparency reflect aggregate of margin used in futures contracts and sectors held within managed futures securities and do not include fixed income securities, cash, or cash equivalents. Sector allocations and positions held may vary depending on market conditions and may not be representative of the Fund’s current or future allocations. Portfolio positions are subject to change and should not be considered investment advice.

Figure 5.
Position Transparency (Top Positions by Asset Class)
As of December 31, 2010

Asset Class	Long/Short	%Margin Allocation
Commodities
Gold	Long	2.95%
Natural Gas	Short	2.81%
Stock Indices
US S&P 500	Long	2.73%
German DAX Index	Long	2.03%
Fixed Income
US Eurodollars	Long	3.59%
German 10-Year Bund	Short	1.56%
Currencies
Japanese Yen	Long vs. USD	2.68%
Indonesian Rupiah	Long vs. USD	2.36%

Allocation and Position Transparency reflect aggregate of margin used in futures contracts and sectors held within managed futures securities and do not include fixed income securities, cash, or cash equivalents. Sector allocations and positions held may vary depending on market conditions and may not be representative of the Fund’s current or future allocations. Portfolio positions are subject to change and should not be considered investment advice.

1 Fund holdings are classes of the Alternative Strategies Limited Fund.

2 Managed Futures exposures are subject to change at any time. The percentage of net assets excludes fixed income securities, cash and cash equivalents. The Fund invests in each of the above through a wholly-owned subsidiary with the aim of providing aggregate exposure to the holdings selected by Altegris Advisors as if 100% of the Fund’s Net Assets were invested in the selected holdings. Reference to the specific holdings should not be construed as a recommendation by the Fund or its Adviser.

3 As a percentage of Managed Futures strategy allocation, excludes cash, cash equivalents and fixed income securities.

0356-NLD-02/15/2011

Altegris Managed Futures Strategy Fund
PORTFOLIO REVIEW
December 31, 2010 (Unaudited)

The fund's performance figures* for the period ending December 31, 2010, compared to its benchmarks:

Since Inception **
Altegris Managed Futures Strategy Fund - Class A	4.95%
Altegris Managed Futures Strategy Fund - Class A with load	-1.08%
Altegris Managed Futures Strategy Fund - Class I	5.09%
S&P 500 Total Return Index ***	20.95%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ****	0.04%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-772-5838

** Inception date is August 26, 2010.

*** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies.  The Index is widely used by professional investors as a performance benchmark for Large-Cap stocks.  You cannot invest directly in an index.

**** Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days.

Holdings By Sector	% of Net Assets
Commercial Paper	34.5%
U.S Government Agency Obligations	33.3%
Systematic Trading Companies	20.4%
Repurchase Agreements	3.6%
Other, Cash & Cash Equivalents	8.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)

Shares				Value

	SYSTEMATIC TRADING COMPANIES - 20.4%
350,889	Alternative Strategies Limited Fund
	TOTAL SYSTEMATIC TRADING COMPANIES ( Cost - $36,437,519)			$ 41,956,140

Principal Amount ($)		Yield (a)	Maturity

	COMMERCIAL PAPER - 34.5%
6,900,000	Autozone, Inc. (b)	0.320	1/3/2011	6,899,877
6,991,000	Avery Dennison Disc (b)	0.300	1/5/2011	6,990,767
4,150,000	Barclays US Funding LLC	0.230	1/4/2011	4,149,920
850,000	Barclays US Funding LLC	0.230	1/12/2011	849,940
300,000	Cargill, Inc. (b)	0.220	1/21/2011	299,963
425,000	ConocoPhillips (b)	0.260	1/20/2011	424,942
6,990,000	Credit Agri	0.275	1/12/2011	6,989,413
5,732,000	Dentsply Int. (b)	0.320	1/3/2011	5,731,898
6,840,000	Dexia Delaware LLC (b)	0.340	1/5/2011	6,839,742
2,750,000	Metlife Short Term Funding LLC (b)	0.240	1/26/2011	2,749,542
6,400,000	Nissan Motors (b)	0.370	1/5/2011	6,399,737
785,000	Philip Morris International (b)	0.210	1/12/2011	784,950
6,990,000	Prudential Funding		1/5/2011	6,989,767
370,000	Societe Generale North America	0.100	1/3/2011	369,998
5,020,000	Societe Generale North America	0.265	1/12/2011	5,019,593
4,590,000	Spectra Energy (b)	0.370	1/5/2011	4,589,906
1,780,000	Spectra Energy (b)	0.370	1/3/2011	1,779,927
3,335,000	Volkswagen	0.330	1/6/2011	3,334,847
	TOTAL COMMERCIAL PAPER ( Cost - $71,194,729)			71,194,729

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.3%
2,255,000	Federal Farm Credit Bank	0.500	11/9/2012	2,249,723
2,250,000	Federal Farm Credit Bank	0.550	10/12/2012	2,249,167
2,500,000	Federal Farm Credit Bank	0.600	10/4/2012	2,496,125
1,000,000	Federal Farm Credit Bank	0.375	4/26/2012	999,050
5,000,000	Federal Home Loan Banks	0.500	12/30/2011	5,002,750
2,500,000	Federal Home Loan Banks	0.500	8/23/2012	2,491,700
2,350,000	Federal Home Loan Banks	0.550	10/25/2012	2,341,869
6,840,000	Federal Home Loan Banks	0.625	10/18/2012	6,806,142
2,025,000	Federal Home Loan Banks	0.625	11/15/2012	2,022,469
2,500,000	Federal Home Loan Banks	0.700	12/10/2012	2,498,150
3,000,000	Federal Home Loan Banks	0.750	12/14/2012	2,997,660
5,000,000	Federal Home Loan Bank Discount Notes	0.000	7/15/2011	4,993,151
2,500,000	Federal Home Loan Mortgage Corp.	0.625	6/22/2012	2,499,700
2,500,000	Federal Home Loan Mortgage Corp.	0.800	12/21/2012	2,497,725
2,000,000	Federal Home Loan Mortgage Corp.	0.900	12/28/2012	1,999,640
3,000,000	Federal National Mortgage Association	0.550	11/1/2012	2,984,910
7,750,000	Federal National Mortgage Association	0.625	11/9/2012	7,744,497
2,500,000	Federal National Mortgage Association	0.750	12/6/2012	2,495,050

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited) (Continued)

Principal Amount ($)		Yield (a)	Maturity	Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.3% (continued)
5,000,000	Federal National Mortgage Association	0.800	12/13/2012	$ 4,997,050
5,000,000	Federal National Mortgage Association	1.000	1/7/2013	5,000,850
1,000,000	Federal National Mortgage Association	0.000	3/31/2011	999,456
305,000	Federal National Mortgage Association	0.000	7/22/2011	304,538
	TOTAL BONDS & NOTES ( Cost - $68,746,052)			68,671,372

	REPURCHASE AGREEMENTS - 3.6%
7,452,000	Bank of America
	dated 12/31/10, due 1/03/11 in the amount of 7,452,000 (fully collateralized by 7,585,200 U.S Treasury Notes, .625% due 06/30/2012, value $7,604,475)
	TOTAL REPURCHASE AGREEMENTS ( Cost - $7,452,000)	0.07	1/3/2011	7,452,000

	TOTAL INVESTMENTS - 91.8% ( Cost - $183,830,300) (c)			$ 189,274,241
	OTHER ASSETS LESS LIABILITIES - 8.2%			16,849,866
	NET ASSETS - 100.0%			$ 206,124,107

(a)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(b)

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010 these securities amounted to $43,191,286 or 21% of net assets.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the
	same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		5,518,621
		Unrealized Depreciation:		(74,680)
		Net Unrealized Appreciation:		$ 5,443,941

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

ASSETS
Investment securities:
(including Repurshase Agreements of $7,452,000):
At cost	$ 183,830,300
At value	$ 189,274,241
Cash	16,562,254
Receivable for Fund shares sold	5,402,568
Dividends and interest receivable	39,905
Prepaid expenses and other assets	104,343
TOTAL ASSETS	211,383,311

LIABILITIES
Investment advisory fees payable	207,768
Payable for investments purchased	5,000,000
Payable for Fund shares repurchased	14,622
Fees payable to other affiliates	12,421
Distribution (12b-1) fees payable	7,751
Accrued expenses and other liabilities	16,642
TOTAL LIABILITIES	5,259,204
NET ASSETS	$ 206,124,107

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 201,061,630
Accumulated net investment loss	(1,125,948)
Accumulated net realized gain from security transactions	744,484
Net unrealized appreciation of investments	5,443,941
NET ASSETS	$ 206,124,107

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 44,900,449
Shares of beneficial interest outstanding	4,290,824
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)(b)	$ 10.46
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$ 11.10

Class I Shares:
Net Assets	$ 161,223,658
Shares of beneficial interest outstanding	15,402,076
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.47

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.
(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended December 31, 2010 (Unaudited) (a)

INVESTMENT INCOME
Interest	$ 73,890

EXPENSES
Investment advisory fees	424,290
Administrative services fees	37,161
Professional fees	21,825
Accounting services fees	14,681
Distribution (12b-1) fees:
Class A	14,332
Transfer agent fees	12,798
Registration fees	6,237
Compliance officer fees	5,524
Custodian fees	4,488
Printing and postage expenses	4,002
Insurance expense	2,589
Trustees fees and expenses	2,416
Other expenses	1,791
TOTAL EXPENSES	552,134
Less: Fees waived by the Advisor	(41,589)
NET EXPENSES	510,545

NET INVESTMENT LOSS	(436,655)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	751,849
Net change in unrealized appreciation (depreciation) of investments	5,443,941
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,195,790

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,759,135

(a) The Altegris Managed Futures Strategy Fund Commenced operations on August 26, 2010.

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the
Period Ended
December 31, 2010 (a)
FROM OPERATIONS
Net investment loss	$ (436,655)
Net realized gain from security transactions	751,849
Distributions from underlying investment companies	-
Net change in unrealized appreciation (depreciation) of investments	5,443,941
Net increase in net assets resulting from operations	5,759,135

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(139,796)
Class I	(549,497)
From net realized gains
Class A	(1,611)
Class I	(5,754)
From distributions to shareholders	(696,658)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	46,047,480
Class I	161,917,806
Net asset value of shares issued in reinvestment of distributions:
Class A	114,465
Class I	330,611
Redemption fee proceeds:
Class A	2,761
Class I	9,799
Payments for shares redeemed:
Class A	(2,245,908)
Class I	(5,115,384)
Net increase in net assets from shares of beneficial interest	201,061,630

TOTAL INCREASE IN NET ASSETS	206,124,107

NET ASSETS
Beginning of Period	-
End of Period	$ 206,124,107

*Includes accumulated net investment loss of:	$ (1,125,948)

SHARE ACTIVITY
Class A:
Shares Sold	4,504,129
Shares Reinvested	10,964
Shares Redeemed	(224,269)
Net increase in shares of beneficial interest outstanding	4,290,824

Class I:
Shares Sold	15,869,368
Shares Reinvested	31,667
Shares Redeemed	(498,959)
Net increase in shares of beneficial interest outstanding	15,402,076

(a) The Altegris Managed Futures Strategy Fund Commenced operations on August 26, 2010.

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A		Class I
	Period Ended		Period Ended
	December 31,		December 31,
	2010 (1)		2010 (1)
Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.06)		(0.05)
Net realized and unrealized
gain on investments	0.55		0.56
Total from investment operations	0.49		0.51

Less distributions from:
Net investment income	(0.03)		(0.04)
Net realized gains	(0.00)	(3)	(0.00)	(3)
Total distributions	(0.03)		(0.04)

Paid-in-Capital From Redemption Fees	(0.00)	(3)	(0.00)	(3)

Net asset value, end of period	$ 10.46		$ 10.47

Total return (4)(5)	4.96%		5.09%

Net assets, at end of period (000s)	$ 44,900		$ 161,224

Ratio of gross expenses to average
net assets (6)(7)	2.16%		1.91%
Ratio of net expenses to average
net assets (7)	2.00%		1.75%
Ratio of net investment loss
to average net assets (7)	(1.74)%		(1.49)%

Portfolio Turnover Rate (5)	12%		12%

(1) The Fund's Class A and Class C shares commenced operations August 26, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

1.

ORGANIZATION

The Altegris Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on August 26, 2010. The Fund’s primary investment objective is to achieve positive absolute returns in rising and falling equity markets. The Fund’s secondary investment objective is to achieve its primary investment objective with less volatility than major equity market indices.

As of December 31, 2010 the Fund offers Class A and Class I shares. Effective February 1, 2011 Class C shares of the Funds are available.  The Class I shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Investments in Systematic Trading Companies are valued at a fair value based on the net asset value as reported by underlying trading companies.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2010 (Unaudited) (Continued)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Commercial Paper	$ -	$ 71,194,729	$ -	$ 71,194,729
Systematic Trading Companies	-	41,956,140	-	$ 41,956,140
Repurchase Agreements	7,452,000	-	-	$ 7,452,000
U.S. Government & Agency Obligations	68,671,372	-	-	$ 68,671,372
Total	$ 76,123,372	$ 113,150,869	$ -	$ 189,274,241

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures.

AMFS Fund Limited CFC (“AMFS”) - The consolidated financial statements of the Fund includes AMFS, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2010 (Unaudited) (Continued)

AMFS invests in the global derivatives markets through the use of a separate CFC Alternative Strategies Limited Fund (“ASL”) which uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs.  Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.  It is anticipated that the global macro programs used by ASL will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.  ASL’s investment in a global macro program may be through investment in one or more unaffiliated private investment vehicles or unaffiliated commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors or “CTAs” registered with the U.S. Commodity Futures Trading Commission.  The Fund or AMFS do not consolidate the assets, liabilities, capital or operations of the unaffiliated trading companies that ASL invests in into their financial statements.  Rather, ASL is separately presented as an investment in the Fund’s consolidated portfolio of investments.  Income, gains and unrealized appreciation or depreciation on the investments in ASL are recorded in the Fund’s consolidated statement of assets and liabilities and the Fund’s consolidated statement of operations.

In accordance with its investment objectives and through its exposure to the aforementioned global macro programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2010 (Unaudited) (Continued)

A summary of the Fund’s investments in the AMFS is as follows:

(AMFS) *
December 31, 2010
ASL	$ 41,956,140
Other Assets	$ 6,745,809
Total Net Assets	$ 48,701,949

Percentage of the Fund's Total Assets	23.63%

* AMFS commenced operations on September 1, 2010

For tax purposes, AMFS is an exempted Cayman investment company. AMFS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMFS is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMFS net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The Value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. Subject to the authority of the Board and oversight by the advisor, the sub-advisor reviews the value of the collateral and the creditworthiness of those banks and dealer with which the fund enters into repurchase agreements to evaluate potential risks.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2010 (Unaudited) (Continued)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2011. The Fund identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund make significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended December 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $104,432,602 and $6,298,689, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund, is overseen by the Board, which is responsible for the overall management of the Fund. Altegris Advisors, L.L.C., serves as the Fund’s investment advisor (the “Advisor”). The Advisor has engaged Rodney Square Management Corporation (the “Sub-Advisor”) as the sub-advisor to the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund and the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, the Sub-Advisor is entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of the Fund’s average daily net assets equal to 0.15% on the first $100 million, 0.13% on amounts between $100 and $250 million and .10% on amounts over $250 million. The Sub-Advisor is paid by the Advisor not the Fund.

The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least October  31, 2011, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 2.00% and 1.75% of the daily average net assets attributable to each of the Class A, and Class I shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.   For the period ended December 31, 2010, the Advisor waived fees in the amount of $41,589.

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2010 (Unaudited) (Continued)

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the period ended December 31, 2010, pursuant to the Plan, Class A shares paid $14,332.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $27,000 plus $6,000 for each additional share class above one plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges. The annual minimum is $18,000 per class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended December 31, 2010, the Fund incurred expenses of $5,524 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2010 (Unaudited) (Continued)

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended December 31, 2010, GemCom collected amounts totaling $1,480 for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5.   REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended December 31, 2010, Class A and Class I shares were assessed $2,761 and $9,799, respectively, in redemption fees.

6.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for where noted in Note 1.

Altegris Managed Futures Strategy Fund

EXPENSE EXAMPLES

December 31, 2010 (Unaudited)

As a shareholder of the Altegris Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Managed Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 26, 2010 through December 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Altegris Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period **
Actual *	8/26/2010	12/31/2010	8/26/2010 – 12/31/10
Class A	$1,000.00	$1,049.50	$7.19
Class I	$1,000.00	$1,050.90	$6.28

	Beginning	Ending	Expenses Paid
Hypothetical ***	Account Value	Account Value	During Period ****
(5% return before expenses)	7/1/2010	12/31/2010	7/1/2010 – 12/31/10
Class A	$1,000.00	$1,015.12	$10.16
Class I	$1,000.00	$1,016.41	$8.87

*       From August 26, 2010 (commencement of initial offering) to December 31, 2010 for Class A and Class I shares.

**    Expenses are equal to the Fund’s annualized expense ratio of 2.00% for Class A and 1.75% for Class I, multiplied by the number of  days in the period (128) divided by the number of days in the fiscal year (365).

***  Please note that while Class A and Class I shares commenced operations on August 26, 2010, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expenses ratios were in effect during the period July 1, 2010 to December 31, 2010.

**** Expenses are equal to the Fund’s annualized expense ratio of 2.00% for Class A and 1.75% for Class I, multiplied by the number of  days in the period (184) divided by the number of days in the fiscal year (365).

Altegris Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION

December 31, 2010 (Unaudited)

Approval of Advisory Agreement –Altegris Managed Futures Strategy Fund

In connection with a regular meeting held on June 17, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris” or the “Advisor”) and the Trust, on behalf of Altegris Managed Futures Strategy Fund (“Altegris Managed” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Advisor regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Advisor’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Advisor has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Advisor’s performance data of trading advisors that the Advisor believes are representative of the underlying investments in which the Advisor will invest.  The Board concluded that the Advisor’s has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Advisor would charge a 1.50% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Advisor and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Advisor in connection with the operation of the Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Advisor from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and its expected asset levels, they were satisfied that the Advisor’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

Altegris Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION

December 31, 2010 (Unaudited) (Continued)

Approval of Advisory Agreement –Altegris Managed Futures Strategy Fund

In connection with a meeting held on November 3, 2010, the Board of the Trust, including a majority of the Independent Trustees, deliberated whether to approve the New Management Agreement between the Trust and Altegris. In determining to approve the New Management Agreement, the Trustees considered written materials provided by Altegris and the Trust’s administrator (the “Report”) that had been provided to the Board prior to the meeting.  The following summarizes the Trustees’ review process and the information on which their conclusions were based:

The Trustees noted that they had last reviewed information related to Altegris and the Fund in the context of approving the Initial Management Agreement at a meeting on June 17, 2010.

 Nature, Extent and Quality of Services.  The Trustees noted that the day-to-day operations of the Fund had not changed since the Initial Management Agreement was approved and were not anticipated to change.  The Board considered that, under the terms of the New Management Agreement, Altegris, subject to the supervision of the Board, would continue to provide the Fund with investment advice and supervision and would continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund.

Performance.  As to the Fund’s performance, the Board noted that, as a newly organized fund, the Fund had not yet developed an investment track record that would afford a meaningful basis of comparison with the funds in its peer group or other performance benchmarks.  The Trustees did review information included in the Report regarding the investment performance of various pooled investment vehicles pursuing similar investment strategies as the Fund and that are managed by affiliates of Altegris.  Based on this review, the Trustees concluded that they were satisfied with the Fund’s performance.

Fees and Expenses.  The Board noted that Altegris' fees for managing the Fund had not changed since the Initial Management Agreement was approved.  The Board noted that Altegris' fees are somewhat above the average for a peer group of managed futures funds.  The Board also noted that, after giving effect to the expense limitation agreement by and between Altegris and the Fund, the Fund’s net expense ratio was in line with those of its peer groups of funds.  The Trustees noted that Altegris also receives the benefit of 12b-1 fees. The Board noted that Altegris pays expenses incurred by it in connection with acting as investment advisor, including expenses related to all employees, office space, and facilities.  In addition, the Board considered that Altegris pays all advertising, promotion, and other expenses incurred in connection with the distribution of the Fund’s shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  Finally, the Trustees noted that Altegris had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of a Fund’s investment policies and limitations, as well as federal securities laws.  The Trustees concluded that, overall, they were satisfied with the nature, extent, and quality of the services provided to the Fund under the Initial Management Agreement and did not expect them to change under the New Management Agreement.

Profitability.  As to the costs of the services to be provided and the profits to be realized by Altegris, the Trustees reviewed Altegris' analysis of its profitability and its financial condition as of September 30, 2010 and noted that Altegris had agreed to cap the Fund’s expenses and had paid significant amounts to the Fund since its inception to maintain that expense cap for the benefit of shareholders.  Based on their review, the Trustees concluded that they were satisfied that Altegris' level of profitability from its relationship with the Fund would not be excessive.

Altegris Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION

December 31, 2010 (Unaudited) (Continued)

Economies of Scale. The Trustees noted that the New Management Agreement, as is the case with the Initial Management Agreement, would not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Altegris to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet reached asset levels where Altegris could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at that time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Conclusion. As a result of their considerations, the Board of Trustees, including all of the Independent Trustees, determined that the proposed New Management Agreement is in the best interests of the Fund and its shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the New Management Agreement and voted to recommend it to shareholders for approval.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us. The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR

Altegris Advisors, L.L.C

1200 Prospect Street, Suite 550

La Jolla, CA 92037

SUB-ADVISOR

Rodney Square Management Corporation

1100 North Market Street

Wilmington, DE 19890

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

03/07/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

03/07/2011

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

03/07/2011